Trade Receivables, Other Receivables and Prepayments	12 Months Ended
Dec. 31, 2017
Trade Receivables, Other Receivables and Prepayments [Abstract]
TRADE RECEIVABLES, OTHER RECEIVABLES AND PREPAYMENTS

26.	TRADE RECEIVABLES, OTHER RECEIVABLES AND PREPAYMENTS

	As at December 31,
	2017	2016
Trade receivables	11,860,798	24,763,795
Bad debt provision for trade receivables	(1,359,255)	(1,280,330)
	10,501,543	23,483,465

	As at December 31,
	2017	2016
Other receivables	2,849	2,251
Prepayments	1,898,419	5,361,869
	1,901,268	5,364,120

The fair value of trade and other receivables have not been disclosed as, due to their short duration, management considers the carrying amounts recognized in the consolidated statements of financial position to be reasonable approximation of their fair values.

Prepayments include advances to suppliers and prepaid income tax.

Before accepting any new customer, the Group assesses the potential customer’s credit quality and defined credit limits by customer. Limits attributed to customers are reviewed once a year. The aging analysis of trade receivables is as follows:

	As at December 31,
	2017	2016
Current	1,791,936	1,496,397
Past due for less than 4 months	2,721,633	9,306,568
Past due for more than 4 months	7,347,229	13,960,830
	11,860,798	24,763,795

The Group allows an average credit period of 90 -120 days to its trade customers. For the overdue trade receivable, the Company provided a bad debt allowance amounting to $nil and $331,196 during the years ended December 31, 2017 and 2016, respectively. The provision for doubtful debts is recorded using a provision account unless the Group is satisfied that recovery is remote, in which case the unrecovered loss is written off against trade receivables and the provision for doubtful debts directly. The Group does not hold any collateral over these balances.

The movement in the provision for doubtful debts during the year is as follows:

	2017	2016
As at Janaury 1	1,280,330	1,028,439
Provision provided in the year	-	331,196
Translation adjustment	78,925	(79,305)
As at December 31	1,359,255	1,280,330

Among the amounts of trade receivables, $1,723,364 and $3,598,158 of output VAT was included as of December 31, 2017 and 2016, respectively.